Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss) income	$ (23,124,402)	$ (8,714,332)	$ 11,957,287
Adjusted to reconcile net income to cash (used in) provided by operating activities
Depreciation and amortization	2,062,499	988,672	865,426
Amortization of land use right	126,042
Share-based compensation	2,729,969
Deferred tax expenses (benefits)	807,412	(232,363)	(312,780)
Interest expense	213,823
Investment losses	3,618,847	2,118,453	1,087
Bad debt expense	2,887,754	3,847,426	1,514,559
Impairment on inventory	2,711,158
Impairment on intangible assets	2,650,020
Amortization of right-of-use assets	213,063	90,320	359,551
Changes in operating assets and liabilities:
Accounts receivable, net	(1,734,486)	1,729,006	(8,385,804)
Note receivable	(899,481)
Due from related parties	(376,080)	110,184	(151,007)
Operating lease liabilities	(94,381)	31,145	(312,900)
Inventories	(18,747,772)	(331,491)	667,758
Prepaid expenses and other current assets	(2,894,690)	(678,288)	(447,421)
Accounts payable	12,661,801		(79,426)
Notes payable	4,014,213
Income taxes payable		(3,696,654)	2,565,098
Deferred revenue	549,274	(75,857)	(322,534)
Lease liabilities		(211,213)
Due to related parties	100,053
Deferred government subsidy	2,973,491
Accrued expenses and other current liabilities	(21,528)	(208,190)	(852,731)
Net cash (used in) provided by operating activities	(9,573,401)	(5,233,182)	7,066,163
Cash flows from investing activities
Purchase of property and equipment	(43,714,195)	(1,372,634)	(1,723,543)
Disposal of property and equipment			392
Prepayment for leasehold improvement			(228,457)
Purchase of land use right	(197,554)	(6,947,051)
Purchase of intangible assets	(174,895)		(2,735,433)
Loans to third parties	(35,682)	(2,825,359)
Prepaid for investment		(650,909)
Purchase of long-term investments		(2,289,945)	(1,678,514)
Purchase of short-term investments		(8,000,000)
Consideration paid for asset acquisition	(1,486,746)
Disposal of subsidiary		(9,300)
Net cash used in investing activities	(45,609,072)	(22,095,198)	(6,365,555)
Cash flows from financing activities
Proceeds from capital contributions by controlling shareholders			119,996
Proceeds from long term payable, net of issuance cost	8,827,701
Repayment on long term payable	(887,788)
Proceeds from issuance of ordinary shares in connection with initial public offering, net of issuance cost		27,504,639
Loans from related party	795,554
Proceeds from capital contributions by non-controlling shareholders	37,024,594	3,332,622
Net cash provided by financing activities	45,760,061	30,837,261	119,996
Effect of foreign exchange rate on cash and cash equivalents	(899,786)	141,322	706,302
Net (decrease) increase in cash and cash equivalents	(10,322,198)	3,650,203	1,526,906
Cash, cash equivalents and restricted cash, beginning of year	14,616,215	10,966,012	9,439,106
Cash, cash equivalents and restricted cash, end of year	4,294,017	14,616,215	10,966,012
Cash, cash equivalents and restricted cash, end of year	4,294,017	14,616,215	10,966,012
Less: restricted cash	2,638,468	700,060
Cash and cash equivalents, end of year	1,655,549	13,916,155	10,966,012
Supplemental disclosure of cash flow information
Cash paid for income tax	564,335	3,699,180	638,180
Supplemental non cash transactions
Operating lease right-of-use assets obtained in exchange of operating lease liabilities		311,638	64,402
Inventories obtained in exchange for accounts receivable		155,003
Inventories obtained in exchange for deferred revenue			30,851
Long term investment obtained in exchange for accounts receivable			652,401
Intangible assets obtained from capital contribution by non-controlling shareholders	$ 4,881,198